T. ROWE PRICE MID-CAP VALUE FUND

March 31, 2019 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 92.0%
COMMUNICATION SERVICES 3.3%
Entertainment 1.2%
Viacom, Class B	5,791,500	162,568
		162,568
Media 2.1%
CBS, Class B	1,212,400	57,625
DISH Network, Class A (1)	451,200	14,299
News, Class A	12,751,561	158,629
Scholastic	932,720	37,085
		267,638
Total Communication Services		430,206
CONSUMER DISCRETIONARY 3.0%
Diversified Consumer Services 0.7%
Strategic Education	713,364	93,672
		93,672
Specialty Retail 1.4%
Gap	1,231,950	32,252
Tiffany	1,421,400	150,029
		182,281
Textiles, Apparel & Luxury Goods 0.9%
Ralph Lauren	907,550	117,691
		117,691
Total Consumer Discretionary		393,644
CONSUMER STAPLES 10.9%
Beverages 1.6%
Carlsberg, Class B (DKK)	1,678,153	209,850
		209,850
Food & Staples Retailing 1.8%
Kroger	7,221,600	177,652
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T. ROWE PRICE MID-CAP VALUE FUND

	Shares	$ Value
(Cost and value in $000s)
Sysco	924,300	61,706
		239,358
Food Products 5.5%
Archer-Daniels-Midland	2,710,600	116,908
Bunge	4,965,947	263,543
Campbell Soup	2,404,500	91,684
Flowers Foods (2)	10,675,100	227,593
Hostess Brands (1)	900,391	11,255
		710,983
Household Products 0.9%
Kimberly-Clark	896,300	111,051
		111,051
Personal Products 1.1%
Edgewell Personal Care (1)(2)	3,312,832	145,400
		145,400
Total Consumer Staples		1,416,642
ENERGY 11.5%
Energy Equipment & Services 1.0%
Frank's International (1)	6,023,131	37,404
SEACOR Holdings (1)	588,231	24,871
SEACOR Marine Holdings (1)(2)	1,848,854	24,608
Tidewater (1)	1,836,800	42,595
		129,478
Oil, Gas & Consumable Fuels 10.5%
Apache	2,471,600	85,666
ARC Resources (CAD)	7,249,917	49,477
Cameco	10,520,000	124,031
Canadian Natural Resources	4,623,600	127,149
EQT (2)	15,162,839	314,477
Equitrans Midstream	6,949,911	151,369
Hess	3,019,300	181,852
Imperial Oil	7,504,200	205,390

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T. ROWE PRICE MID-CAP VALUE FUND

	Shares	$ Value
(Cost and value in $000s)
Murphy Oil	4,166,100	122,067
		1,361,478
Total Energy		1,490,956
FINANCIALS 16.2%
Banks 2.7%
Fifth Third Bancorp	7,632,600	192,494
Popular	843,200	43,956
Westamerica Bancorporation (2)	1,816,164	112,239
		348,689
Capital Markets 4.2%
Franklin Resources	4,749,900	157,412
Lazard, Class A	3,884,103	140,371
Northern Trust	2,775,840	250,964
		548,747
Consumer Finance 1.7%
Ally Financial	3,425,090	94,156
Synchrony Financial	4,208,193	134,241
		228,397
Diversified Financial Services 1.3%
Groupe Bruxelles Lambert (EUR)	300,950	29,259
Jefferies Financial Group	1,362,687	25,605
Pargesa Holding (CHF)	964,194	75,617
Voya Financial	716,500	35,796
		166,277
Insurance 5.6%
Brighthouse Financial (1)	1,086,936	39,445
Brown & Brown	4,025,714	118,799
CNA Financial	3,316,314	143,762
Kemper	1,269,925	96,692
Loews	4,857,835	232,836
Marsh & McLennan	1,039,200	97,581
		729,115

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T. ROWE PRICE MID-CAP VALUE FUND

	Shares	$ Value
(Cost and value in $000s)

Thrifts & Mortgage Finance 0.7%
Capitol Federal Financial	6,458,246	86,218
		86,218
Total Financials		2,107,443
HEALTH CARE 15.1%
Biotechnology 2.1%
Alkermes (1)	3,546,827	129,424
Incyte (1)	847,700	72,910
Seattle Genetics (1)	907,782	66,486
		268,820
Health Care Equipment & Supplies 5.4%
Baxter International	2,405,400	195,583
DENTSPLY SIRONA	3,479,700	172,558
Hologic (1)	3,866,033	187,116
Zimmer Biomet Holdings	1,201,300	153,406
		708,663
Health Care Providers & Services 4.4%
Cardinal Health	2,407,300	115,911
Covetrus (1)	1,068,160	34,021
Henry Schein (1)	220,700	13,266
MEDNAX (1)	1,672,526	45,443
Patterson (2)	8,360,900	182,686
Select Medical Holdings (1)(2)	12,497,065	176,084
		567,411
Pharmaceuticals 3.2%
Elanco Animal Health (1)	3,723,904	119,426
Perrigo	4,366,700	210,300
Teva Pharmaceutical Industries, ADR (1)	5,554,700	87,098
		416,824
Total Health Care		1,961,718
INDUSTRIALS & BUSINESS SERVICES 7.4%
Aerospace & Defense 2.2%
Cobham (GBP)(1)	36,014,025	51,799
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T. ROWE PRICE MID-CAP VALUE FUND

	Shares	$ Value
(Cost and value in $000s)
Textron	4,568,998	231,465
		283,264
Air Freight & Logistics 1.8%
CH Robinson Worldwide	1,713,103	149,023
Expeditors International of Washington	1,204,300	91,406
		240,429
Commercial Services & Supplies 0.5%
Cintas	311,800	63,018
		63,018
Machinery 2.2%
AGCO	1,134,200	78,884
Wabtec	830,836	61,249
Xylem	1,866,600	147,536
		287,669
Road & Rail 0.7%
Kansas City Southern	770,500	89,363
		89,363
Total Industrials & Business Services		963,743
INFORMATION TECHNOLOGY 2.0%
Electronic Equipment, Instruments & Components 0.9%
AVX	3,742,635	64,897
National Instruments	1,138,700	50,513
		115,410
Semiconductors & Semiconductor Equipment 1.1%
Applied Materials	3,532,200	140,087
		140,087
Total Information Technology		255,497
MATERIALS 7.5%
Chemicals 0.7%
CF Industries Holdings	374,861	15,325
FMC	300,300	23,069

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T. ROWE PRICE MID-CAP VALUE FUND

	Shares	$ Value
(Cost and value in $000s)
PPG Industries	457,900	51,683
		90,077
Construction Materials 0.8%
Vulcan Materials	853,500	101,054
		101,054
Metals & Mining 6.0%
Barrick Gold	13,558,700	185,890
Cia de Minas Buenaventura, ADR	4,496,500	77,699
Franco-Nevada (CAD)	2,199,400	164,895
NAC Kazatomprom JSC, GDR (1)	2,798,223	39,148
Newmont Mining	6,675,444	238,781
Nucor	1,285,800	75,026
		781,439
Total Materials		972,570
REAL ESTATE 7.2%
Equity Real Estate Investment Trusts 6.1%
Equity Commonwealth, REIT	4,498,968	147,071
Equity Residential, REIT	2,100,300	158,195
Rayonier, REIT (2)	6,871,402	216,586
Regency Centers, REIT	1,052,713	71,048
Weyerhaeuser, REIT	7,589,400	199,905
		792,805
Real Estate Management & Development 1.1%
Realogy Holdings (2)	7,805,792	88,986
St Joe (1)	2,753,088	45,398
		134,384
Total Real Estate		927,189
UTILITIES 5.3%
Electric Utilities 3.9%
Entergy	686,725	65,672
FirstEnergy	7,158,190	297,852
PG&E (1)	7,708,700	137,215
		500,739
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T. ROWE PRICE MID-CAP VALUE FUND

	Shares	$ Value
(Cost and value in $000s)
Independent Power & Renewable Electricity Producers 0.9%
Vistra Energy	4,586,000	119,374
		119,374
Multi-Utilities 0.5%
Dominion Energy	853,671	65,442
		65,442
Total Utilities		685,555
Total Miscellaneous Common Stocks 2.6% (3)		338,681
Total Common Stocks (Cost $10,427,758)		11,943,844

CONVERTIBLE PREFERRED STOCKS 0.2%
CONSUMER STAPLES 0.2%
Food Products 0.2%
Bunge, 4.875% (4)	309,567	30,506
Total Consumer Staples		30,506
Total Convertible Preferred Stocks (Cost $35,076)		30,506

SHORT-TERM INVESTMENTS 7.7%
Money Market Funds 7.7%
T. Rowe Price Government Reserve Fund, 2.49% (2)(5)	996,631,070	996,631

Total Short-Term Investments (Cost $996,631)		996,631

Total Investments in Securities 99.9%
(Cost $11,459,465)		$12,970,981
Other Assets Less Liabilities 0.1%		14,165
Net Assets 100.0%		$12,985,146

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T. ROWE PRICE MID-CAP VALUE FUND

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‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Affiliated Companies
(3)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(4)	Perpetual security with no stated maturity date.
(5)	Seven-day yield
ADR	American Depositary Receipts
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
GDR	Global Depositary Receipts
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

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T. ROWE PRICE MID-CAP VALUE FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
Edgewell Personal Care	$—	$20,376	$—
EQT	—	27,517	453
Equity Commonwealth	5,325	12,330	—
Flowers Foods	21	30,193	1,865
Patterson	—	17,957	2,149
Rayonier	—	28,666	1,855
Realogy Holdings	—	(24,221)	659
SEACOR Marine Holdings	—	2,857	—
Select Medical Holdings	—	(15,631)	—
Tidewater	—	6,817	—
Westamerica Bancorporation	—	10,900	710
T. Rowe Price Government
Reserve Fund	—	—	5,944
Totals	$5,346#	$117,761	$13,635+

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	T. ROWE PRICE MID-CAP VALUE FUND

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/18	Cost	Cost	3/31/19
Edgewell Personal Care	$111,252$	13,772$	— $	145,400
EQT	*	9,511	—	314,477
Equity Commonwealth	187,515	—	52,774	*
Flowers Foods	194,833	6,451	3,884	227,593
Patterson	161,033	3,696	—	182,686
Rayonier	*	2,688	—	216,586
Realogy Holdings	107,561	5,646	—	88,986
SEACOR Marine Holdings	21,682	69	—	24,608
Select Medical Holdings	187,128	4,587	—	176,084
Tidewater	31,991	3,787	—	*
Westamerica
Bancorporation	98,752	2,587	—	112,239
T. Rowe Price Government
Reserve Fund	800,459	¤	¤	996,631
				$2,485,290^
#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $13,635 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
*	On the date indicated, issuer was held but not considered an affiliate.
^	The cost basis of investments in affiliated companies was $2,690,106.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP VALUE FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Mid-Cap Value Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE MID-CAP VALUE FUND

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can

T. ROWE PRICE MID-CAP VALUE FUND

be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$11,323,799$	620,045$	— $	11,943,844
Convertible Preferred Stocks	—	30,506	—	30,506
Short-Term Investments	996,631	—	—	996,631
Total	$12,320,430$	650,551$	— $	12,970,981